DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]

NOTE 3 – DERIVATIVE LIABILITY

During the six months ended June 30, 2012, 264,003 of our warrants subject to derivative accounting were exercised into common stock. We have recorded an expense of $183,662 at the dates of exercise related to the change in fair value from January 1, 2012 to the dates of exercise. As a result of the exercise of the warrants, we have reclassified $426,645 of our warrant derivative liability to paid in capital.

At June 30, 2012, we recalculated the fair value of our remaining warrants subject to derivative accounting and have determined that their fair value at June 30, 2012 is $2,055,538. The value of the warrants was determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 0.185%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 57%; and (4) an expected life of the warrants of 1 year. We have recorded a credit of $842,612 and an expense of $564,394 during the three and six months ended June 30, 2012, respectively, related to the change in fair value during those periods.

NOTE 4 — DERIVATIVE LIABILITY

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants issued during 2008 and 2009 are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.

At December 31, 2011, we recalculated the fair value of our warrants subject to derivative accounting and have determined that their fair value at December 31, 2011 is $1,734,127. The value of the warrants was determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.115%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 71%; and (4) an expected life of the warrants of 1.5 years. We have recorded income of $579,906 during the year ended December 31, 2011 related to the change in fair value during that period.

During the three months ended March 31, 2010, 33,334 of our warrants subject to derivative accounting were exercised into common stock. We have recorded an expense of $21,119 at the date of exercise related to the change in fair value from January 1, 2010 to the date of exercise. As a result of the exercise of the warrants, we have reclassified $58,791 of our warrant derivative liability to paid in capital.

During the three months ended June 30, 2010, 16,667 of our warrants subject to derivative accounting were exercised into common stock. We have recorded a credit of $3,044 at the date of exercise related to the change in fair value from April 1, 2010 to the date of exercise. As a result of the exercise of the warrants, we have reclassified $27,516 of our warrant derivative liability to paid in capital.

At December 31, 2010, we recalculated the fair value of our remaining warrants subject to derivative accounting and have determined that their fair value at December 31, 2010 was $2,314,033. The value of the warrants was determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.625%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 93%; and (4) an expected life of the warrants of 2 years. We have recorded an expense of $91,579 during the year ended December31, 2010 related to the change in fair value during that period.